Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about executive compensation and the Company’s performance for the fiscal years listed below. The compensation information presented in this table is calculated in accordance with SEC rules and related guidance; it may be different from the compensation information presented in the Compensation Discussion and Analysis section of this proxy statement and does not represent amounts actually earned or realized by our NEOs. For further information about how we align executive compensation with the Company’s performance, see the Compensation Discussion and Analysis section of this proxy statement.

Pay Versus Performance Table

	Summary Compensation Table Total(1)		Compensation Actually Paid(1)(2)				Value of Initial Fixed $100 Investment Based on:
Year	PEO Al Kelly ($)	PEO Ryan McInerney ($)	PEO Al Kelly ($)	PEO Ryan McInerney ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) ($) (M)	EPS – PS Adjusted(6) ($)
2024	N/A	25,999,293	N/A	37,464,375	13,545,507	21,219,922	141.51	203.54	19,743	9.98
2023	29,722,432	22,604,568	52,828,948	37,908,528	15,438,306	22,986,618	117.24	146.42	17,273	8.66
2022	28,103,602	N/A	19,999,309	N/A	14,336,181	11,163,702	89.99	131.04	14,957	7.48
2021	30,944,838	N/A	49,033,170	N/A	14,676,296	22,427,602	112.05	159.13	12,311	5.90
(1)	Mr. McInerney was appointed as the Company’s Chief Executive Officer (i.e., principal executive officer or PEO) effective February 1, 2023, succeeding Mr. Kelly. For fiscal year 2024, the Company’s non-PEO NEOs were Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, Mr. Fabara, and Mr. Kelly. For fiscal year 2023, the Company’s non-PEO NEOs were Vasant Prabhu, Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, and Mr. Fabara. For fiscal years 2022 and 2021, the Company’s non-PEO NEOs were Mr. Prabhu, Mr. McInerney, Mr. Taneja, and Ms. Mahon Tullier.
(2)	The amounts reported for Mr. Kelly and Mr. McInerney represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. McInerney’s total compensation for fiscal year 2024 to determine the compensation actually paid. Please refer to the section Pay Versus Performance in our proxy statement filed December 7, 2023 for a description of the adjustments for fiscal years 2023, 2022, and 2021.

PEO
2024 ($)
Summary Compensation Table Total	25,999,293
Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year 2024 (SCT)	(5,752)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(15,303,203)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(4,937,518)
Total Deductions from SCT	(20,246,473)
Increase for Service Cost and Prior Service Cost for Pension Plans	–
Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year	3,352,387
Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	4,350,966
Increase for Fair Value as of vesting date of awards granted and vested during the year	–
Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end	24,008,202
Total Adjustments	31,711,555
Compensation Actually Paid (SCT minus deductions plus total adjustments)	37,464,375
(3)	The amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO or PEOs for each year), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for fiscal year 2024 to determine the compensation actually paid. Please refer to the section Pay Versus Performance in our proxy statement filed December 7, 2023, for a description of the adjustments for fiscal years 2023, 2022, and 2021.

NEO Averages
2024 ($)
Summary Compensation Table Total	13,545,507
Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,168)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(9,127,739)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,674,997)
Total Deductions from SCT	(10,803,904)
Increase for Service Cost and Prior Service Cost for Pension Plans	–
Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year	2,192,351
Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	3,213,634
Increase for Fair Value as of vesting date of awards granted and vested during the year	1,060,322
Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end	12,012,012
Total Adjustments	18,478,319
Compensation Actually Paid (SCT minus deductions plus total adjustments)	21,219,922
(4)	The peer group for this purpose is the S&P 500 Financials Index used for purposes of Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively, and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
(5)	In accordance with Item 402(v) of Regulation S-K and associated guidance, “Net Income” represents GAAP Net Income for purposes of the pay versus performance disclosure. In contrast, as discussed above under the heading Annual Incentive Plan in the Compensation Discussion and Analysis section, the net income metric that we used for our annual incentive plan was Net Income Growth-VIP adjusted.
(6)	Similar to the determination for our fiscal year ended September 30, 2023, we determined EPS, as adjusted for purposes of performance share awards (EPS - PS adjusted), to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs for our fiscal year ended September 30, 2024. See the Compensation Discussion and Analysis – Performance Shares – EPS Goals in this proxy statement for a description of adjustments from GAAP EPS for purposes of performance share awards granted to the NEOs. EPS – PS adjusted may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			EPS - PS adjusted
Named Executive Officers, Footnote [Text Block]
(1)	Mr. McInerney was appointed as the Company’s Chief Executive Officer (i.e., principal executive officer or PEO) effective February 1, 2023, succeeding Mr. Kelly. For fiscal year 2024, the Company’s non-PEO NEOs were Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, Mr. Fabara, and Mr. Kelly. For fiscal year 2023, the Company’s non-PEO NEOs were Vasant Prabhu, Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, and Mr. Fabara. For fiscal years 2022 and 2021, the Company’s non-PEO NEOs were Mr. Prabhu, Mr. McInerney, Mr. Taneja, and Ms. Mahon Tullier.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group for this purpose is the S&P 500 Financials Index used for purposes of Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively, and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts reported for Mr. Kelly and Mr. McInerney represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. McInerney’s total compensation for fiscal year 2024 to determine the compensation actually paid. Please refer to the section Pay Versus Performance in our proxy statement filed December 7, 2023 for a description of the adjustments for fiscal years 2023, 2022, and 2021.

PEO
2024 ($)
Summary Compensation Table Total	25,999,293
Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year 2024 (SCT)	(5,752)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(15,303,203)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(4,937,518)
Total Deductions from SCT	(20,246,473)
Increase for Service Cost and Prior Service Cost for Pension Plans	–
Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year	3,352,387
Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	4,350,966
Increase for Fair Value as of vesting date of awards granted and vested during the year	–
Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end	24,008,202
Total Adjustments	31,711,555
Compensation Actually Paid (SCT minus deductions plus total adjustments)	37,464,375

Non-PEO NEO Average Total Compensation Amount			$ 13,545,507	$ 15,438,306	$ 14,336,181	$ 14,676,296
Non-PEO NEO Average Compensation Actually Paid Amount			$ 21,219,922	22,986,618	11,163,702	22,427,602
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO or PEOs for each year), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for fiscal year 2024 to determine the compensation actually paid. Please refer to the section Pay Versus Performance in our proxy statement filed December 7, 2023, for a description of the adjustments for fiscal years 2023, 2022, and 2021.

NEO Averages
2024 ($)
Summary Compensation Table Total	13,545,507
Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,168)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(9,127,739)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,674,997)
Total Deductions from SCT	(10,803,904)
Increase for Service Cost and Prior Service Cost for Pension Plans	–
Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year	2,192,351
Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	3,213,634
Increase for Fair Value as of vesting date of awards granted and vested during the year	1,060,322
Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end	12,012,012
Total Adjustments	18,478,319
Compensation Actually Paid (SCT minus deductions plus total adjustments)	21,219,922

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid vs. Net Income (M)
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid vs. EPS - PS Adjusted
Total Shareholder Return Vs Peer Group [Text Block]			Compensation Actually Paid vs. Total Shareholder Return
Tabular List [Table Text Block]

Financial Performance Measures

Performance share awards represent the largest component of our annual executive compensation program, with vesting determined based on EPS and relative TSR performance. In addition, as described under Compensation Discussion and Analysis – Annual Incentive Plan, our annual incentive scorecard design incentivizes our NEOs to focus on various performance goals that are critical to our corporate strategy, by promoting financial performance goals along with other priorities that are vital to the Company’s long-term success, such as corporate responsibility and sustainability initiatives. This design takes a holistic approach to the goal-setting process and does not apply specific weighting to the corporate performance goals in the annual incentive scorecard; the Compensation Committee carefully considers each goal in its overall evaluation of corporate performance.

Below, in an unranked order, are the most important financial performance measures used to link executive compensation actually paid to the NEOs to company performance for the fiscal year ended September 30, 2024:

EPS – PS adjusted     Net Income Growth – VIP adjusted     Net Revenue Growth – VIP adjusted

Relative TSR          EPS Growth – VIP adjusted

Total Shareholder Return Amount			$ 141.51	117.24	89.99	112.05
Peer Group Total Shareholder Return Amount			203.54	146.42	131.04	159.13
Net Income (Loss) Attributable to Parent			$ 19,743,000,000	$ 17,273,000,000	$ 14,957,000,000	$ 12,311,000,000
Company Selected Measure Amount			9.98	8.66	7.48	5.90
PEO Name	Kelly	McInerney	McInerney		Kelly	Kelly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name			EPS – PS adjusted
Non-GAAP Measure Description [Text Block]
(6)	Similar to the determination for our fiscal year ended September 30, 2023, we determined EPS, as adjusted for purposes of performance share awards (EPS - PS adjusted), to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs for our fiscal year ended September 30, 2024. See the Compensation Discussion and Analysis – Performance Shares – EPS Goals in this proxy statement for a description of adjustments from GAAP EPS for purposes of performance share awards granted to the NEOs. EPS – PS adjusted may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name			Net Income Growth – VIP adjusted
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name			Net Revenue Growth – VIP adjusted
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Name			Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Name			EPS Growth – VIP adjusted
Deduction For Amounts Reported Under The Stock Awards Column In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (15,303,203)
Deduction For Amounts Reported Under The Stock Awards Column In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,127,739)
Deduction For Amounts Reported Under The Option Awards Column In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,674,997)
Total Deductions From S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,803,904)
Increase For Service Cost And Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Increase For Change In Fair Value From Prior Year End To Vesting Date Of Awards That Vested During The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,192,351
Increase For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,213,634
Increase For Fair Value As Of Vesting Date Of Awards Granted And Vested During The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,060,322
Increase For Fair Value Of Awards As Of Year End Granted During Year That Remain Outstanding And Unvested As Of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,012,012
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			18,478,319
Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,168)
Kelly [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 29,722,432		0		$ 28,103,602	$ 30,944,838
PEO Actually Paid Compensation Amount	$ 52,828,948		0		19,999,309	49,033,170
Mclnerney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 22,604,568	25,999,293		0	0
PEO Actually Paid Compensation Amount		$ 37,908,528	37,464,375		$ 0	$ 0
Mclnerney [Member] | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Fiscal Year 2024 S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,752)
Mclnerney [Member] | Deduction For Amounts Reported Under The Option Awards Column In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,937,518)
Mclnerney [Member] | Total Deductions From S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,246,473)
Mclnerney [Member] | Increase For Service Cost And Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mclnerney [Member] | Increase For Change In Fair Value From Prior Year End To Vesting Date Of Awards That Vested During The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,352,387
Mclnerney [Member] | Increase For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,350,966
Mclnerney [Member] | Increase For Fair Value As Of Vesting Date Of Awards Granted And Vested During The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mclnerney [Member] | Increase For Fair Value Of Awards As Of Year End Granted During Year That Remain Outstanding And Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,008,202
Mclnerney [Member] | Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 31,711,555